Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 191,000	$ 4,287,000	$ (5,694,000)	$ (1,216,000)
Beginning balance, shares at Dec. 31, 2018	72,399,932
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company (Note 4A1)	$ 51,000	2,467,000		2,518,000
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company , shares	17,986,999
Issuance of unit consisting of ordinary shares and stock warrants upon partial extinguishment of loans from shareholders (Note 10A)	$ 10,000	1,763,000		1,773,000
Issuance of unit consisting of ordinary shares and stock warrants upon partial extinguishment of loans from shareholders, shares	3,500,000
Partial conversion of convertible bridge loans into ordinary shares	$ 5,000	330,000		335,000
Partial conversion of convertible bridge loans into ordinary shares, shares	1,811,864
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		60,000		60,000
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 11)		162,000		162,000
Issuance of stock warrants to lenders upon convertible bridge loans transactions (Note 11)		291,000		291,000
Beneficial conversion feature upon modification of terms of convertible bridge loans (Note 8)		80,000		80,000
Commitment for issuance of fixed number of ordinary shares to service providers (Notes 14A3B, 14A8, 14A11, 14A12, 14A14, 14A15 and 14A16)		231,000		231,000
Issuance of ordinary shares upon private placement transactions (Note 15B4)	$ 9,000	286,000		295,000
Issuance of ordinary shares upon private placement transactions, shares	2,950,000
Issuance of ordinary shares to the Company’s chairman of the Board of Directors (Note 15B5)	$ 1,000	59,000		60,000
Issuance of ordinary shares to the Company's chairman of the Board of Directors, shares	300,000
Issuance of ordinary shares as partial settlement of financial liability, shares	125,000
Issuance of ordinary shares as partial settlement of financial liability		12,000		12,000
Issuance of ordinary shares to service providers	$ 13,000	742,000		755,000
Issuance of ordinary shares to service providers, shares	4,500,000
Stock-based compensation to employees and directors		208,000		208,000
Net income (loss)			(11,815,000)	(11,815,000)
Ending balance, value at Dec. 31, 2019	$ 280,000	10,979,000	(17,508,000)	(6,249,000)
Ending balance, shares at Dec. 31, 2019	103,573,795
Partial conversion of convertible bridge loans into ordinary shares	$ 78,000	1,508,000		1,586,000
Partial conversion of convertible bridge loans into ordinary shares, shares	27,336,061
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		333,000		333,000
Issuance of ordinary shares to service providers	$ 17,000	815,000		832,000
Issuance of ordinary shares to service providers, shares	5,718,588
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	$ 1,000	376,000		377,000
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions, shares	350,000
Issuance of ordinary shares for call option to acquire potential acquire, shares	17,091,096
Issuance of ordinary shares for call option to acquire potential acquiree	$ 49,000	951,000		1,000,000
Commitment to issue units consisting of ordinary shares and stock warrants		30,000		30,000
Issuance of stock warrants as part of convertible bridge loan received		466,000		466,000
Net income (loss)			(4,638,000)	(4,638,000)
Ending balance, value at Mar. 31, 2020	$ 425,000	15,458,000	(22,146,000)	(6,263,000)
Ending balance, shares at Mar. 31, 2020	154,069,540
Beginning balance, value at Dec. 31, 2019	$ 280,000	10,979,000	(17,508,000)	(6,249,000)
Beginning balance, shares at Dec. 31, 2019	103,573,795
Net income (loss)				(25,258,000)
Ending balance, value at Sep. 30, 2020	$ 948,000	33,451,000	(42,766,000)	(8,367,000)
Ending balance, shares at Sep. 30, 2020	336,183,357
Beginning balance, value at Dec. 31, 2019	$ 280,000	10,979,000	(17,508,000)	(6,249,000)
Beginning balance, shares at Dec. 31, 2019	103,573,795
Partial conversion of convertible bridge loans into ordinary shares	$ 185,000	4,492,000		4,677,000
Partial conversion of convertible bridge loans into ordinary shares, shares	64,630,113
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		651,000		651,000
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 11)
Commitment for issuance of fixed number of ordinary shares to service providers (Notes 14A3B, 14A8, 14A11, 14A12, 14A14, 14A15 and 14A16)		1,272		1,272
Issuance of ordinary shares as partial settlement of financial liability, shares	14,550,000
Issuance of ordinary shares as partial settlement of financial liability	$ 42,000	975,000		1,017,000
Issuance of ordinary shares to service providers	$ 40,000	620,000		660,000
Issuance of ordinary shares to service providers, shares	11,864,001
Issuance of ordinary shares as consideration to obtain control over affiliated company (Note 4A3)	$ 193,000	$ 5,891,000		$ 6,084,000
Issuance of ordinary shares as consideration to obtain control over affiliated company, shares	67,599,796
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions, shares	5,000	562,000		567,000
Issuance of ordinary shares as commitment shares in exchange for equity line granted	$ 16	$ 466		$ 482
Issuance of ordinary shares as commitment shares in exchange for equity line granted, shares	5,812,500
Issuance of ordinary shares and stock warrants to lenders upon convertible bridge loans transactions (Note 11)	$ 27,000	1,192,000		1,219,000
Issuance of ordinary shares and stock warrants to lenders upon convertible bridge loans transactions, shares	9,333,333
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility	$ 10,000	305,000		315,000
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility, shares	3,500,000
Exercise of warrants into ordinary shares on net shares settlement (Note 15B15)	$ 1,000	(1,000)
Exercise of warrants into ordinary shares on net shares settlement, shares	475,411
Issuance of ordinary shares through equity line	$ 93,000	$ 2,246,000		$ 2,339,000
Issuance of ordinary shares through equity line, shares	32,747,579
Issuance of units consisting of ordinary shares (or fixed number of shares to be issued) and warrants (Note 15B9)	3,000	27,000		30,000
Amount related to fixed number of ordinary shares to be issued as contingent consideration		$ 1,050,000		$ 1,050,000
Commitment for issuance of fixed number of ordinary shares to officers and directors (Notes 16B and 16C)		624,000		624,000
Issuance of ordinary shares for call options to acquire potential acquiree (Note 14C7)	$ 139,000	2,861,000		3,000,000
Issuance of ordinary shares for call option to acquire potential acquire, shares	48,708,185
Issuance of ordinary shares upon establishment of entities accounted for under equity method (Notes 4B and 4C)	$ 25,000	943,000		968,000
Issuance of ordinary shares upon establishment of entities accounted for under equity method, shares	10,852,674
Stock-based compensation to employees and directors		56,000		56,000
Net income (loss)			(29,773,000)	(29,773,000)
Ending balance, value at Dec. 31, 2020	$ 1,059,000	35,211,000	(47,281,000)	(11,011,000)
Ending balance, shares at Dec. 31, 2020	376,335,802
Beginning balance, value at Mar. 31, 2020	$ 425,000	15,458,000	(22,146,000)	(6,263,000)
Beginning balance, shares at Mar. 31, 2020	154,069,540
Partial conversion of convertible bridge loans into ordinary shares	$ 36,000	866,000		902,000
Partial conversion of convertible bridge loans into ordinary shares, shares	13,015,711
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		193,000		193,000
Issuance of ordinary shares as partial settlement of financial liability, shares	13,750,000
Issuance of ordinary shares as partial settlement of financial liability	$ 39,000	910,000		949,000
Issuance of ordinary shares to service providers	$ 21,000	966,000		987,000
Issuance of ordinary shares to service providers, shares	7,309,915
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	$ 2,000	39,000		41,000
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions, shares	720,000
Issuance of ordinary shares for call option to acquire potential acquire, shares	13,008,976
Issuance of ordinary shares for call option to acquire potential acquiree	$ 37,000	963,000		1,000,000
Issuance of stock warrants as part of convertible bridge loan received		126,000		126,000
Net income (loss)			(2,585,000)	(2,585,000)
Ending balance, value at Jun. 30, 2020	$ 560,000	19,521,000	(24,731,000)	(4,650,000)
Ending balance, shares at Jun. 30, 2020	201,874,142
Partial conversion of convertible bridge loans into ordinary shares	$ 41,000	1,413,000		1,454,000
Partial conversion of convertible bridge loans into ordinary shares, shares	14,017,973
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		70,000		70,000
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	$ 27,000	1,191,000		1,218,000
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions, shares	9,333,333
Issuance of ordinary shares as commitment shares in exchange for equity line granted	$ 17,000	465,000		482,000
Issuance of ordinary shares as commitment shares in exchange for equity line granted, shares	5,812,500
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility	$ 10,000	305,000		315,000
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility, shares	3,500,000
Issuance of ordinary shares through equity line	$ 43,000	1,253,000		1,296,000
Issuance of ordinary shares through equity line, shares	14,437,500
Amount related to fixed number of ordinary shares to be issued as contingent consideration		1,300,000		1,300,000
Issuance of ordinary shares for call option to acquire potential acquire, shares	18,608,113
Stock-based compensation to employees and directors		460,000		460,000
Issuance of ordinary shares for call option to acquire potential acquiree	54,000	946,000		1,000,000
Issuance of stock warrants as part of convertible bridge loan received		582,000		582,000
Issuance of ordinary shares as consideration to obtain control over affiliated company	$ 193,000	5,891,000		6,084,000
Issuance of ordinary shares as consideration to obtain control over affiliated company, shares	67,599,796
Issuance of units consisting of ordinary shares (or fixed number of shares to be issued) and warrants	$ 3,000	(3,000)
Issuance of units consisting of ordinary shares (or fixed number of shares to be issued) and warrants, shares	1,000,000
Stock-based compensation to service providers		57,000		57,000
Net income (loss)			(18,035,000)	(18,035,000)
Ending balance, value at Sep. 30, 2020	$ 948,000	33,451,000	(42,766,000)	(8,367,000)
Ending balance, shares at Sep. 30, 2020	336,183,357
Beginning balance, value at Dec. 31, 2020	$ 1,059,000	35,211,000	(47,281,000)	(11,011,000)
Beginning balance, shares at Dec. 31, 2020	376,335,802
Partial conversion of convertible bridge loans into ordinary shares	$ 409,000	6,461,000		6,870,000
Partial conversion of convertible bridge loans into ordinary shares, shares	134,358,817
Stock-based compensation to employees and directors		169,000		169,000
Issuance of ordinary shares as settlement of previous commitments	$ 8,000	(8,000)
Issuance of ordinary shares as settlement of previous commitments, shares	2,500,000
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction	$ 6,000	82,000		88,000
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction, shares	2,000,000
Issuance of stock warrants as part of convertible bridge loan received		792,000		792,000
Issuance of ordinary shares in exchange for equity line received	$ 16,000	239,000		255,000
Issuance of ordinary shares in exchange for equity line received, shares	5,229,809
Issuance of ordinary shares as collateral for loan repayment	$ 61,000	809,000		870,000
Issuance of ordinary shares as collateral for loan repayment, shares	20,000,000
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers	$ 36,000	30,000		66,000
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers, shares	11,921,053
Net income (loss)			(17,557,000)	(17,557,000)
Ending balance, value at Mar. 31, 2021	$ 1,595,000	43,785,000	(64,838,000)	(19,458,000)
Ending balance, shares at Mar. 31, 2021	552,345,481
Beginning balance, value at Dec. 31, 2020	$ 1,059,000	35,211,000	(47,281,000)	(11,011,000)
Beginning balance, shares at Dec. 31, 2020	376,335,802
Net income (loss)				(24,547,000)
Ending balance, value at Sep. 30, 2021	$ 2,593,000	58,735,000	(71,827,000)	(10,499,000)
Ending balance, shares at Sep. 30, 2021	874,813,050
Beginning balance, value at Mar. 31, 2021	$ 1,595,000	43,785,000	(64,838,000)	(19,458,000)
Beginning balance, shares at Mar. 31, 2021	552,345,481
Partial conversion of convertible bridge loans into ordinary shares	$ 170,000	1,606,000		1,776,000
Partial conversion of convertible bridge loans into ordinary shares, shares	55,415,011
Stock-based compensation to employees and directors		143,000		143,000
Issuance of stock warrants as part of convertible bridge loan received		3,430,000		3,430,000
Commitment to issue shares in acquisition of subsidiary		1,699,000		1,699,000
Stock-based compensation to service providers		21,000		21,000
Net income (loss)			3,390,000	3,390,000
Ending balance, value at Jun. 30, 2021	$ 1,765,000	50,684,000	(61,448,000)	(8,999,000)
Ending balance, shares at Jun. 30, 2021	607,760,492
Partial conversion of convertible bridge loans into ordinary shares	$ 739,000	7,179,000		7,918,000
Partial conversion of convertible bridge loans into ordinary shares, shares	238,190,489
Stock-based compensation to employees and directors		148,000		148,000
Issuance of stock warrants as part of convertible bridge loan received		728,000		728,000
Stock-based compensation to service providers	$ 9,000	76,000		85,000
Stock-based compensation to service providers, shares	3,000,000
Issuance of shares in acquisition of subsidiary	$ 80,000	(80,000)
Issuance of shares in acquisition of subsidiary, shares	25,862,069
Net income (loss)			(10,379,000)	(10,379,000)
Ending balance, value at Sep. 30, 2021	$ 2,593,000	$ 58,735,000	$ (71,827,000)	$ (10,499,000)
Ending balance, shares at Sep. 30, 2021	874,813,050